Revenue - Deferred revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Contract Liabilities Abstract
Beginning of year	$ 30,727	$ 29,148
Additions	9,783	25,695
Recognized in revenue	(23,067)	(24,025)
Effect of movements in exchange rates	(25)	(91)
End of year	$ 17,418	$ 30,727